Property and Equipment net (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 608,757	$ 620,634	$ 464,363
Less: accumulated depreciation	(196,566)	(186,514)	(337,088)
Property and equipment, net	15,593,255	15,029,427	127,275	[1]
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	345,541	357,064	308,383
Vehicle
Property, Plant and Equipment [Line Items]
Total property and equipment	64,632	63,135	147,922
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	198,584	200,435	8,058
Construction in progress (Fintech Village)
Property, Plant and Equipment [Line Items]
Total property and equipment	15,181,064	14,595,307	$ 0
Land
Property, Plant and Equipment [Line Items]
Total property and equipment	3,042,777	3,042,777
Building
Property, Plant and Equipment [Line Items]
Total property and equipment	2,067,666	2,067,666
Assets Retirement Obligations - Environmental Remediation
Property, Plant and Equipment [Line Items]
Total property and equipment	8,000,000	8,000,000
Capitalized direct development cost
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,070,621	$ 1,484,864

[1]	The above consolidated balance sheets include Shanghai Guang Ming Investment Management Limited ("Guang Ming"). The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")